EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following shows the evolution of the share options for the years ended at December 31, 2022 and 2021:

	As of December 31, 2022		As of December 31, 2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at the beginning of year	643,957	31.79	857,643	31.57
Forfeited during the year	(2,750)	22.20	—	—
Exercised during the year	(94,380)	37.17	(213,686)	30.93
Balance at end of year	546,827	30.91	643,957	31.79
The following shows the evolution of the RSUs for the years ended at December 31, 2022 and 2021:

	As of December 31, 2022		As of December 31, 2021
	Number of RSU	Weighted average grant price	Number of RSU	Weighted average grant price

Balance at the beginning of year	579,492	164.73	664,345	101.25
RSU granted during the year	801,041	159.12	168,669	276.51
Forfeited during the year	(24,506)	178.34	(18,130)	111.37
Issued during the year	(266,300)	122.29	(235,392)	89.18
Balance at end of year	1,089,727	166.04	579,492	164.73

The following shows the evolution of the SEUs for the years ended at December 31, 2022 and 2021:

	As of December 31, 2022		As of December 31, 2021
	Number of SEU	Weighted Average Fair Value	Number of SEU	Weighted Average Fair Value

Balance at the beginning of year	—	—	—	—
SEU granted during the year	61,072	168.16	—	—
Forfeited during the year	(3,293)	168.16	—	—
Balance at end of year	57,779	168.16	—	—
The following tables summarizes the SEU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Phantom Stock Units	Fair value at grant date ($)	Expense as of December 31, 2022 ($) (*)

2022	268.05	32,371	8,696	2,894

2022	210.07	2,918	615	237

2022	181.2	16,984	3,073	1,221

2022	169.78	5,506	936	141

Total		57,779	13,320	4,493
25.2 - Share options exercised and RSU vested during the year:

	As of December 31, 2022		As of December 31, 2021
	Number of options exercised	Exercise price	Number of options exercised	Exercise price

Granted in 2014	1,825	10.00	33,687	10.00
Granted in 2015	8,385	28.31	37,409	28.31
Granted in 2015	—	34.20	4,000	34.20
Granted in 2016	—	29.01	30,000	29.01
Granted in 2016	33,920	32.36	52,840	32.36
Granted in 2016	27,000	39.37	—	39.37
Granted in 2017	—	38.16	10,000	38.16
Granted in 2018	—	44.97	5,000	44.97
Granted in 2018	20,750	46.00	38,250	46.00
Granted in 2018	—	50.92	1,500	50.92
Granted in 2018	2,500	55.07	—	55.07
Granted in 2019	—	52.10	1,000	52.10
Balance at end of the year	94,380		213,686
The following tables summarizes the RSU vested during the years 2022 and 2021:

	December 31, 2022		December 31, 2021
	Number of RSUs vested	Grant price	Number of RSUs vested	Grant price

Granted in 2017	—	36.30	500	36.30
Granted in 2017	—	42.00	1,625	42.00
Granted in 2018	78,192	46.00	89,617	46.00
Granted in 2018	1,000	55.07	1,000	55.07
Granted in 2018	1,000	52.74	1,000	52.74
Granted in 2018	2,500	50.92	2,500	50.92
Granted in 2019	600	52.10	600	52.10
Granted in 2019	61,992	87.44	66,318	87.44
Granted in 2019	1,000	94.93	1,000	94.93
Granted in 2019	750	103.75	750	103.75
Granted in 2020	3,125	137.57	3,125	137.57
Granted in 2020	—	104.25	2,336	104.25
Granted in 2020	38,809	130.99	41,046	130.99
Granted in 2020	—	140.00	895	140.00
Granted in 2020	—	170.00	740	170.00
Granted in 2020	15,504	180.60	—	180.60
Granted in 2020	250	184.72	1,500	184.72
Granted in 2020	15,998	189.53	18,408	189.53
Granted in 2021	1,077	184.00	—	184.00
Granted in 2021	2,607	213.57	57	213.57
Granted in 2021	5,315	232.11	2,375	232.11
Granted in 2021	323	288.64	—	288.64
Granted in 2021	16,375	298.47	—	298.47
Granted in 2021	468	328.96	—	328.96
Granted in 2021	1,500	297.49	—	297.49
Granted in 2021	12,608	267.19	—	267.19
Granted in 2022	2,585	219.34	—	219.34
Granted in 2022	196	225.30	—	225.30
Granted in 2022	1,662	226.30	—	226.30
Granted in 2022	655	167.46	—	167.46
Granted in 2022	189	268.31	—	268.31
Granted in 2022	20	218.57	—	218.57
Balance at end of the year	266,300		235,392

Schedule of Shares Granted	The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2022 ($) (*)

2018	from 36.30 to 42.00	—	—	973

2019	from 46.00 to 55.07	60,849	5,316	1,598

2020	from 52.10 to 103.75	119,505	17,901	8,766

2021	from 104.25 to 189.53	117,334	32,540	18,828

2022	from 184.00 to 328.96	784,296	122,546	17,303

Subtotal		1,081,984	178,303	47,468

Non employees RSU

2020	from 104.25 to 189.53	—	—	(251)

2021	from 184.00 to 328.96	—	—	343

2022	from 138.00 to 268.31	7,743	1,414	460

Subtotal		7,743	1,414	552
Total		1,089,727	179,717	48,020
The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2022	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2022 ($) (*)

2014	10.00	67,238	67,238	226	226	—

2015	from 28.31 to 34.20	126,622	126,622	882	882	—

2016	from 29.01 to 39.37	248,467	248,467	1,941	1,941	—

2017	from 36.30 to 38.16	7,500	7,500	64	64	—

2018	from 44.97 to 55.07	95,000	95,000	1,921	1,921	479

2019	52.10	2,000	1,000	45	22	33

Subtotal		546,827	545,827	5,079	5,056	512

Non employees stock options

—	—	—	—	—	—	—

Subtotal		—	—	—	—	—
Total		546,827	545,827	5,079	5,056	512

(*) Includes social security taxes.
Schedule of Fair Value of Shares Exercised
The Company estimated the following assumptions for the calculation of the fair value of the share options:

Assumptions	Granted in 2019 for 2014 plan
Stock price	52.10
Expected option life	6 years
Volatility	40%
Risk-free interest rate	3.10%
The American Binomial model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term and risk-free interest rate.

Assumptions	Granted in 2022 for 2014 Plan
Stock price	206.23
Expected life	7 years
Volatility	42.78%
Risk-free interest rate	2.63%